UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC  20549

               FORM 13F

          FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER END: DECEMBER 31, 2012

CHECK HERE IF AMENDMENT { };  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE);  { } IS A RESTATEMENT
                                  { } ADDS NEW ENDINGS ENTRIES

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT

NAME:          Gavea Investimentos Ltda
ADDRESS:       Av Ataulfo de Paiva, 1100 - 7th Floor
               Rio de Janeiro, RJ 22440-035, Brazil
13F FILE NUMBER: 028-

THE  INSTITUTIONAL INVESTMENT  MANAGER FILING THIS REPORT
AND THE PERSON BY WHOM IT IS SIGNED HEREBY  REPRESENT THAT
THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT ,
THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND
COMPLETE , AND  THAT  IT IS  UNDERSTOOD THAT ALL  REQUIRED
ITEMS ,  STATEMENTS ,  SCHEDULES , LISTS  AND  TABLES  ARE
CONSIDERED INTEGRAL PARTS OF THIS FORM

THE PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:          Alberto Ribeiro
TITLE:         Compliance Analyst
PHONE:         (55 21) 3526-9142
SIGNATURE, PLACE, AND DATE OF SIGNING:
Alberto Ribeiro, Rio de Janeiro - RJ/ Brazil, JANUARY 30, 2013

REPORT TYPE (CHECK ONLY ONE):

{ }      13F HOLDINGS REPORT

{x}      13F NOTICE

{ }      13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER    NAME
	28-04134        Highbridge Capital Management, LLC